Effect of fluctuations in foreign currency exchange rates - (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in equity [abstract]
Reserve for currency exchange conversion	$ (4,921)	$ (8,042)	$ (7,913)
Comercial Hydro S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	1,004	1,004	1,004
SQMC Internacional Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(9)	(9)	(9)
Proinsa Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(10)	(10)	(10)
Comercial Agrorama Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	188	175	155
Isapre Norte Grande Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	(147)	(130)	(121)
Almacenes y Depósitos Ltda.
Changes in equity [abstract]
Reserve for currency exchange conversion	662	568	305
Sacal S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	(3)	(3)	(3)
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	(41)	(38)	(36)
Agrorama S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	730	666	628
SQM Vitas Fzco
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,164)	(3,614)	(4,165)
Ajay Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,529)	(1,911)	(1,413)
SQM Oceanía Pty Ltd.
Changes in equity [abstract]
Reserve for currency exchange conversion	(579)	(579)	(579)
SQM Indonesia S.A.
Changes in equity [abstract]
Reserve for currency exchange conversion	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.
Changes in equity [abstract]
Reserve for currency exchange conversion	0	0	372
SQM Holland B.V.
Changes in equity [abstract]
Reserve for currency exchange conversion	99	99	99
SQM Thailand Limited
Changes in equity [abstract]
Reserve for currency exchange conversion	(68)	(68)	(68)
SQM Europe
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd
Changes in equity [abstract]
Reserve for currency exchange conversion	(1,643)	(1,642)	(1,732)
Pavoni & C. Spa
Changes in equity [abstract]
Reserve for currency exchange conversion	(224)	(363)	(153)
SQM Colombia S.A.S.
Changes in equity [abstract]
Reserve for currency exchange conversion	$ (80)	$ (80)	$ (80)